Schedule of Cash Flow (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net cash (used in)/generated from operating activities	¥ (114,135)	¥ (26,950)	¥ (158,861)
Net cash used in investing activities	(15,600)	12,822	27,694
Net cash generated from/(used in) financing activities	1,945	140,345	(159,042)
Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash	1,870	2,230	42,770
Net (decrease)/increase in cash and cash equivalents	(125,920)	128,447	(247,439)
Subsidiaries [Member]
Cash flows from operating activities:
Net cash (used in)/generated from operating activities	43,279	143,170	(69,616)
Net cash used in investing activities	(4,830)	(686)	(1,025)
Net cash generated from/(used in) financing activities	(92,821)	(71,048)	24,823
Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash			1,074
Net (decrease)/increase in cash and cash equivalents	(54,372)	71,436	(44,744)
Subsidiaries [Member] | Intra Group Companies [Member]
Cash flows from operating activities:
Net cash (used in)/generated from operating activities	8,455	35,000	17,200
Net cash generated from/(used in) financing activities	(87,821)	(63,485)	34,823
Subsidiaries [Member] | External Parties [Member]
Cash flows from operating activities:
Net cash (used in)/generated from operating activities	34,824	108,170	(86,816)
Net cash used in investing activities	(4,830)	(686)	(1,025)
Net cash generated from/(used in) financing activities	¥ (5,000)	¥ (7,563)	¥ (10,000)